Consolidated and Combined Statement of Stockholders' Equity - USD ($) $ in Millions	Total	Common Stock Issued	Additional Paid-in Capital	Kimberly-Clark's Net Investment	Retained Earnings	Accumulated Other Comprehensive Income (Loss)
Stockholders' equity, beginning balance at Dec. 31, 2011	$ 1,997.5	$ 0.0	$ 0.0	$ 2,000.9	$ 0.0	$ (3.4)
Common stock, shares, beginning balance (in shares) at Dec. 31, 2011		0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income	152.6			152.6
Change in Kimberly-Clark's investment, net	(107.9)			(107.9)
Other comprehensive income, net of tax
Defined benefit plans	0.0
Unrealized currency translation adjustments	6.9					6.9
Cash flow hedges	6.6					6.6
Stockholders' equity, ending balance at Dec. 31, 2012	2,055.7	$ 0.0	0.0	2,045.6	0.0	10.1
Common stock, shares, ending balance (in shares) at Dec. 31, 2012		0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income	154.6			154.6
Change in Kimberly-Clark's investment, net	(101.5)			(101.5)
Other comprehensive income, net of tax
Defined benefit plans	0.0
Unrealized currency translation adjustments	(22.6)					(22.6)
Cash flow hedges	(7.1)					(7.1)
Stockholders' equity, ending balance at Dec. 31, 2013	2,079.1	$ 0.0	0.0	2,098.7	0.0	(19.6)
Common stock, shares, ending balance (in shares) at Dec. 31, 2013		0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income	27.1			19.8	7.3
Change in Kimberly-Clark's investment, net	73.2			61.9		11.3
Spin-off cash distribution to Kimberly-Clark	(680.0)			(680.0)
Issuance of common stock and consummation of Spin-off (in shares)		46,536,000
Issuance of common stock and consummation of Spin-off	0.0	$ 0.5	1,499.9	(1,500.4)
Stock-based compensation expense	2.6		2.6
Other comprehensive income, net of tax
Defined benefit plans	(0.4)					(0.4)
Unrealized currency translation adjustments	(14.0)					(14.0)
Cash flow hedges	3.6					3.6
Stockholders' equity, ending balance at Dec. 31, 2014	$ 1,491.2	$ 0.5	$ 1,502.5	$ 0.0	$ 7.3	$ (19.1)
Common stock, shares, ending balance (in shares) at Dec. 31, 2014	46,535,951	46,536,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income	$ 21.7
Other comprehensive income, net of tax
Unrealized currency translation adjustments	(6.8)
Cash flow hedges	0.3
Stockholders' equity, ending balance at Mar. 31, 2015	$ 1,511.8
Common stock, shares, ending balance (in shares) at Mar. 31, 2015	46,535,951